Vessels, Net (Predecessor) (Tables)	12 Months Ended
Dec. 31, 2023
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2023	December 31, 2022
Cost:
Beginning balance:	38,769	-
- Vessel contributed by Seanergy	-	18,500
- Additions	95,051	80,648
- Disposals	(21,445)	(60,379)
Ending balance:	112,375	38,769

Accumulated depreciation:
Beginning balance:	(1,257)	-
- Depreciation for the period	(7,101)	(1,903)
- Disposals	802	646
Ending balance:	(7,556)	(1,257)

Net book value	104,819	37,512